Other Income	12 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Other income
16.	Other income

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Gain on disposal of spare parts	-	-	248,949	59,155
Gain on disposal of property, plant and equipment	1,300	-	-	-
Proceeds from sale of scraped materials	29,647	30,231	-	-
Sundry income	108,639	22,536	9,487	2,254
Gain on foreign exchange, net	467,121	53,445	-	-
Reversal of expected credit loss	-	-	101,172	24,041
	606,707	106,212	359,608	85,450